Note 10 - Long-term Debt	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Long-Term Debt [Text Block]

10. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

		Borrower(s)	December 31, 2024	December 31, 2025
A.		Term Loans:
	1	Ainsley Maritime Co. and Ambrose Maritime Co.	$109,821	$99,107
	2	Hyde Maritime Co. and Skerrett Maritime Co.	104,596	93,288
	3	Kemp Maritime Co.	52,825	47,125
	4	Achilleas Maritime Corporation et al.	33,492	18,414
	5	Costamare Inc.	27,750	20,750
	6	Benedict et al.	294,762	212,667
	7	Reddick Shipping Co. and Verandi Shipping Co.	21,000	9,000
	8	Quentin Shipping Co. and Sander Shipping Co.	64,250	53,875
	9	Bastian Shipping Co. et al.	199,390	146,400
	10	NML Loan 1	-	-
	11	Kalamata Shipping Corporation et al.	54,000	44,000
	12	Capetanissa Maritime Corporation et al.	18,917	15,417
	13	NML Loan 2	23,250	20,250
	14	NML Loan 3	8,190	7,150
	15	NML Loan 4	11,628	9,648
	16	NML Loan 5	4,942	3,952
	17	NML Loan 6	5,510	4,574
	18	NML Loan 7	9,581	8,531
	19	NML Loan 8	11,196	9,792
	20	NML Loan 9	10,900	8,934
	21	NML Loan 10	21,392	-
	22	NML Loan 11	16,485	-
	23	NML Loan 12	5,910	5,030
	24	NML Loan 13	5,302	-
	25	NML Loan 14	4,385	3,545
	26	NML Loan 15	5,130	4,617
	27	NML Loan 16	-	10,917
	28	NML Loan 17	-	-
	29	Sykes Maritime Co.	-	22,323
	30	NML Loan 18	-	78,041
	31	Beardmore Maritime Co. et al.	-	120,000
	32	Bertrand Maritime Co. et al.	-	241,571
	33	NML Loan 19	-	10,429
		Total Term Loans	$1,124,604	$1,329,347
B.		Other financing arrangements	584,632	193,632
C.		Unsecured Bond Loan	-	-
		Total long-term debt	$1,709,236	$1,522,979
		Less: Deferred financing costs	(11,396)	(8,141)
		Total long-term debt, net	$1,697,840	$1,514,838
		Less: Long-term debt current portion	(290,882)	(270,754)
		Add: Deferred financing costs, current portion	3,522	2,623
		Total long-term debt, non-current, net	$1,410,480	$1,246,707

A. Term Loans:

1. On March 19, 2021, Ainsley Maritime Co. and Ambrose Maritime Co. entered into a loan agreement with a bank for an amount of $150,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 24, 2021. As of December 31, 2025, the outstanding balance of each tranche of $49,553.6 is repayable in 21 equal quarterly installments of $1,339.3, from March 2026 to March 2031 and a balloon payment of $21,428.6 each payable together with the last installment.

2. On March 24, 2021, Hyde Maritime Co. and Skerrett Maritime Co. entered into a loan agreement with a bank for an amount of $147,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 26, 2021. On December 20, 2022, the loan agreement was amended, resulting in the extension of the repayment period until March 2029. As of December 31, 2025, the outstanding balance of each tranche of $46,644.2 is repayable in 13 equal quarterly installments of $1,413.5, from March 2026 to March 2029 and a balloon payment of $28,269.2 payable together with the last installment of each tranche.

3. On March 29, 2021, Kemp Maritime Co. entered into a loan agreement with a bank for an amount of $75,000, in order to refinance one term loan and for general corporate purposes. The facility was drawn down on March 30, 2021. As of December 31, 2025, the outstanding balance of the loan of $47,125 is repayable in 13 equal quarterly installments of $1,425, from March 2026 to March 2029 and a balloon payment of $28,600 payable together with the last installment.

4. On June 1, 2021, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Lindner Shipping Co., Miko Shipping Co., Saval Shipping Co., Spedding Shipping Co., Tanera Shipping Co., Timpson Shipping Co. and Wester Shipping Co., entered into a loan agreement with a bank for an amount of up to $158,105, in order to partly refinance one term loan and to finance the acquisition cost of the vessels Porto Cheli, Porto Kagio and Porto Germeno. The facility was drawn down in four tranches. On June 4, 2021, the Refinancing tranche of $50,105 and Tranche C of $38,000 were drawn down, on June 7, 2021, Tranche A of $35,000 was drawn down and on June 24, 2021, Tranche B of $35,000 was drawn down. On August 12, 2021, the Company prepaid $7,395.1 due to the sale of Venetiko, on the then outstanding balance. On October 12, 2021 and October 25, 2021, the Company prepaid $6,531 and $6,136, respectively due to the sale of ZIM Shanghai and ZIM New York, on the then outstanding balance. On February 1, 2022, the then outstanding balance of Tranche C of $34,730 was fully repaid (Note 10.A.5). On October 7, 2022, the Company prepaid $6,492, due to the sale of Sealand Illinois, on the then outstanding balance. On May 8, 2023, the loan agreement was amended, resulting in the extension of the repayment period until September 2026 for the Refinancing tranche and until December 2026 for Tranches A and B. On October 13, 2023, the Company prepaid $2,668.2 on the then outstanding balance due to the sale of the vessel Oakland. On August 12, 2024, the loan agreement was amended, resulting in the extension of the repayment period until December 2026 for the Refinancing tranche and until March, 2027 for Tranches A and B. As of December 31, 2025, the outstanding balance of the Refinancing tranche of $2,414 is repayable in four variable quarterly installments, from March 2026 to December 2026. As of December 31, 2025, the outstanding balance of each of Tranche A and Tranche B of $8,000 is repayable in five variable quarterly installments, from March 2026 to March 2027.

5. On January 26, 2022, the Company entered into a loan agreement with a bank for an amount of up to $85,000 in order to refinance one term loan and Tranche C of the term loan discussed in Note 10.A.4 and for general corporate purposes. On January 31, 2022, the Company drew down the amount of $85,000. As of December 31, 2025, the outstanding balance of $20,750 is repayable in one last quarterly installment of $1,750, in January 2026 and a balloon payment of $19,000 payable together with the last installment.

6. On May 12, 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. signed a syndicated loan agreement for an amount of up to $500,000 in order to partly refinance, among others, two term loans, to finance the acquisition cost of one vessel under a financing agreement discussed in Note 10.B.2, to finance the acquisition cost of four container vessels under finance lease agreements and for general corporate purposes. During June 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. drew down the aggregate amount of $500,000. As of December 31, 2025, the aggregate outstanding balance of $212,667 is repayable in six equal quarterly installments of $20,523.8, from March 2026 to June 2027 with an aggregate balloon payment of $89,523.8 that is payable together with the respective last installments.

7. On September 29, 2022, Reddick Shipping Co. and Verandi Shipping Co. signed a loan agreement with a bank for an amount of $46,000 in order to refinance one term loan. On September 30, 2022, Reddick Shipping Co. and Verandi Shipping Co. drew down the amount of $46,000. On April 30, 2024, the loan agreement was amended, resulting in the extension of the repayment period until March 2027. As of December 31, 2025, the outstanding balance of $9,000 is repayable in five variable quarterly installments, from March 2026 to March 2027.

8. On November 11, 2022, Quentin Shipping Co. and Sander Shipping Co. signed a loan agreement with a bank for an amount of $85,000 in order to refinance one term loan. On November 14, 2022, Quentin Shipping Co. and Sander Shipping Co. drew down in two tranches the aggregate amount of $85,000. As of December 31, 2025, the outstanding balance of each tranche of $26,937.5 is repayable in 20 equal quarterly installments of $1,296.9, from February 2026 to November 2030 and a balloon payment of $1,000 payable together with the last installment.

9. On December 14, 2022, Bastian Shipping Co., Cadence Shipping Co., Adele Shipping Co., Raymond Shipping Co., Terance Shipping Co., Undine Shipping Co., Tatum Shipping Co., Singleton Shipping Co., Evantone Shipping Co. and Fortrose Shipping Co. signed a loan agreement with a bank for an amount of $322,830 in order to refinance five term loans and for general corporate purposes. During January 2023, the aggregate amount of 322,830 was drawn. As of December 31, 2025, the aggregate outstanding balance of $146,600 is repayable in variable quarterly installments, from March 2026 to December 2029 with an aggregate balloon payment of $16,800 that is payable together with the respective last installment.

10. At the time that the Company obtained control in NML (Note 1) during the year ended December 31, 2023, an NML subsidiary had entered into a loan agreement to finance one sale and leaseback arrangement. On September 12, 2024, the then outstanding balance of $3,962 was fully repaid.

11. On April 19, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. signed a loan agreement with a bank for an amount of $72,000 in order to refinance two term loans. On April 24, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. drew down the amount of $69,000. As of December 31, 2025, the outstanding balance of $44,000 is repayable in 14 equal quarterly installments of $2,500, from January 2026 to April 2029 and a balloon payment of $9,000 payable together with the last installment.

12. On May 26, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. signed a loan agreement with a bank for an amount of $25,548 in order to refinance two term loans. On May 30, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. drew down the amount of $24,167 in two tranches. As of December 31, 2025, the outstanding balance of Tranche A of $9,055 is repayable in 10 equal quarterly installments of $513.2, from February 2026 to May 2028 and a balloon payment of $3,923 payable together with the last installment. As of December 31, 2025, the outstanding balance of Tranche B of $6,362 is repayable in 10 equal quarterly installments of $361.8, from February 2026 to May 2028 and a balloon payment of $2,744 payable together with the last installment.

13. During the year ended December 31, 2023, four NML subsidiaries entered into a loan agreement to finance four sale and leaseback arrangements that they have entered into. On July 10, 2024, one of the four NML subsidiaries prepaid the then outstanding balance of $8,010. As of December 31, 2025, the outstanding balance of $20,250 is repayable in 11 equal quarterly installments of $750, from January 2026 to July 2028 with an aggregate balloon payment of $12,000 that is payable together with the respective last installment.

14. During the year ended December 31, 2023, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On July 19, 2024, one of the two NML subsidiaries prepaid the then outstanding balance of $8,710. As of December 31, 2025, the aggregate outstanding balance of $7,150 is repayable in 10 equal quarterly installments of $260, from January 2026 to April 2028 with a balloon payment of $4,550 that is payable together with the last installment.

15. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of December 31, 2025, the aggregate outstanding balance of $9,648 is repayable in equal quarterly installments, from March 2026 to October 2028 with an aggregate balloon payment of $4,450 that is payable together with the respective last installment.

16. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $3,952 is repayable in 10 equal quarterly installments of $247.5, from March 2026 to June 2028 with a balloon payment of $1,477 that is payable together with the respective last installment.

17. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $4,574 is repayable in 11 equal quarterly installments of $234, from March 2026 to September 2028 with a balloon payment of $2,000 that is payable together with the respective last installment.

18. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of December 31, 2025, the aggregate outstanding balance of $8,531 is repayable in variable quarterly installments, from March 2026 to February 2029 with an aggregate balloon payment of $5,250 that is payable together with the respective last installment.

19. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $9,792 is repayable in 12 equal quarterly installments of $351, from March 2026 to December 2028 with a balloon payment of $5,580 that is payable together with the respective last installment.

20. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $8,934 is repayable in 11 variable quarterly installments, from March 2026 to September 2028 with a balloon payment of $4,275 that is payable together with the respective last installment.

21. During the year ended December 31, 2024, three NML subsidiaries entered into a loan agreement to finance three sale and leaseback arrangements that they have entered into. On December 20, 2024, one of the three NML subsidiaries prepaid the then outstanding balance of $10,257. On June 17, 2025, one of the three NML subsidiaries prepaid the then outstanding balance of $10,489. On August 26, 2025, the then outstanding balance of $10,282 was fully repaid.

22. During the year ended December 31, 2024, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. On May 30, 2025 one of the two NML subsidiaries prepaid the then outstanding balance of $7,610. On November 21, 2025, the then outstanding balance of $7,670 was fully repaid.

23. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $5,030 is repayable in 14 equal quarterly installments of $220, from January 2026 to April 2029 with a balloon payment of $1,950 that is payable together with the last installment.

24. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. On July 8, 2025, the then outstanding balance of $4,820 was fully repaid.

25. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $3,545 is repayable in 12 equal quarterly installments of $210, from February 2026 to November 2028 with a balloon payment of $1,025 that is payable together with the last installment.

26. During the year ended December 31, 2024, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $4,617 is repayable in 16 equal quarterly installments of $128.3, from February 2026 to August 2029 with a balloon payment of $2,565 that is payable together with the last installment.

27. During the year ended December 31, 2025, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. As of December 31, 2025, the outstanding balance of $10,917 is repayable in 14 variable installments, from January 2026 to February 2029 with a balloon payment of $6,120 that is payable together with the last installment.

28. During the year ended December 31, 2025, one NML subsidiary entered into a loan agreement to finance one sale and leaseback arrangement that it has entered into. On November 14, 2025, the then outstanding balance of $18,795 was fully repaid.

29. On March 31, 2025, Sykes Maritime Co. entered into a loan agreement with a bank for an amount of up to $23,500 in order to finance the acquisition cost of one vessel under a financing agreement discussed in Note 11(a). On March 31, 2025, the amount of $23,500 was drawn down. As of December 31, 2025, the outstanding balance of $22,323 is repayable in 17 equal quarterly installments of $392.5, from March 2026 to March 2030 with a balloon payment of $15,650 that is payable together with the last installment.

30. During the year ended December 31, 2025, seven NML subsidiaries entered into a loan agreement to finance seven sale and leaseback arrangements that they have entered into. As of December 31, 2025, the aggregate outstanding balance of $78,041 is repayable in variable quarterly installments, from February 2026 to August 2030 with an aggregate balloon payment of $40,120 that is payable together with the respective last installment.

31. On September 4, 2025, Beardmore Maritime Co. and Fairbank Maritime Co. entered into a loan agreement with a bank for an amount of up to $120,000 in order to finance the acquisition cost of the two vessels under the financing arrangements discussed in Note 10.B.2 below. On October 10, 2025, the two companies drew down the amount of $120,000 in two tranches. As of December 31, 2025, the outstanding balance of each tranche of $6,000 is repayable in 20 equal quarterly installments of $937.5, from January 2026 to October 2030 and a balloon payment of $41,250 payable together with the last installment.

32. On September 5, 2025, Bertrand Maritime Co., Schofield Maritime Co., Barkley Shipping Co. and Conley Shipping Co. entered into a loan agreement with a bank for an amount of up to $245,000 in order to finance the acquisition cost of the two vessels under the financing agreement discussed in Note 10.B.1 below, and the acquisition cost of the two vessels under the financing arrangements discussed in Note 10.B.2. On October 9, 2025, Barkley Shipping Co. and Conley Shipping Co. drew down the aggregate amount of $130,000 in two tranches, tranche C and tranche D, and on October 15, 2025, Bertrand Maritime Co. and Schofield Maritime Co. drew down the aggregate amount of $111,571 in two tranches, tranche A and tranche B. As of December 31, 2025, the aggregate balance of tranche A and tranche B of $111,571, is repayable in 20 equal quarterly installments of $1,743.3, from January 2026 to October 2030 and an aggregate balloon payment of $76,704.7 payable together with the last installment. As of December 31, 2025, the aggregate balance of tranche C and tranche D of $130,000, is repayable in 20 equal quarterly installments of $1,625, from January 2026 to October 2030 and an aggregate balloon payment of $97,500 payable together with the last installment.

33. During the year ended December 31, 2025, two NML subsidiaries entered into a loan agreement to finance two sale and leaseback arrangements that they have entered into. As of December 31, 2025, the aggregate outstanding balance of $10,429 is repayable in 18 equal quarterly installments of $368.3, from January 2026 to April 2030 with an aggregate balloon payment of $3,800 that is payable together with the last installment.

Each of the term loans discussed above bears interest at Term Secured Overnight Financing Rate (“SOFR”) plus a spread, other than (i) the loans discussed in Notes 10.A.6, 10.A.9, 10.A.12, 10.A.15, 10.A.16, 10.A.17, 10.A.18, 10.A.22, 10.A.23, 10.A.25, 10.A.26 which bear interest at Daily Non-Cumulative Compounded SOFR plus a spread and (ii) the loan discussed in Note 10.A.2 which bears interest at a fixed rate. The term loans are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 110% to 140%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1. In August 2018, the Company, through five wholly-owned subsidiaries, entered into five pre and post-delivery financing agreements with a financial institution for the five newbuild containerships. The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606, the advances paid for the vessels under construction are not derecognized and the amounts received are accounted for as financing arrangements. The total financial liability under these financing agreements is repayable in 120 monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. On October 10, 2025, following the agreement of the loan discussed in Note 10.A.32, Barkley Shipping Co. and Conley Shipping Co. prepaid the then outstanding amount of $126,873 and acquired the vessels YM Triumph and YM Truth. As of December 31, 2025, the aggregate outstanding amount of the financing arrangements of the remaining three vessels is repayable in variable installments from January 2026 to May 2031, including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the years ended December 31, 2023, 2024 and 2025, the aggregate interest expense incurred amounted to $16,957, $16,095 and $14,052, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income.

2. On November 12, 2018, the Company entered into a Share Purchase Agreement with York (the “York SPA”). Since that date, the financing arrangements that the five ship-owning companies had previously entered into for their vessels are included in the consolidation. On June 17, 2022, following the agreement of the loan discussed in Note 10.A.6, the Company prepaid the then outstanding amount of $77,435 under the respective financing arrangement in order to acquire the vessel Triton. On October 13, 2025, following the agreement of the loan discussed in Note 10.A.31, Beardmore Maritime Co. and Fairbank Maritime Co. prepaid the then outstanding amount under the respective financing arrangements of $112,625 and acquired the vessels Talos and Theseus. On October 16, 2025, following the agreement of the loan discussed in Note 10.A.32, Bertrand Maritime Co. and Schofield Maritime Co. prepaid the then outstanding amount under the respective financing arrangements of $110,837 and acquired the vessels Titan and Taurus. There was no outstanding balance of the financing arrangements as at December 31, 2025. The financing arrangements bore fixed interest and for the years ended December 31, 2023, 2024 and 2025, the aggregate interest expense incurred amounted to $12,511, $11,351 and $8,122, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income.

As of December 31, 2025, the aggregate outstanding balance of the financing arrangements under (1) and (2) above was $193,632.

C. Unsecured Bond Loan (“Bond Loan”)

In May 2021, the Company, through its wholly-owned subsidiary, Costamare Participations Plc (the “Issuer”), issued €100 million of unsecured bonds to investors (the “Bond Loan”) and listed the bonds on the Athens Exchange. The Bond Loan was originally due to mature in May 2026 and carried a coupon of 2.70%, payable semiannually. The bond offering was completed on May 25, 2021. The trading of the Bonds on the Athens Exchange commenced on May 26, 2021. The net proceeds of the offering were used for the repayment of indebtedness, vessel acquisitions and working capital purposes.

On October 11, 2024, Costamare Participations Plc announced the early redemption of the Bond Loan in full and on November 25, 2024, the Bond Loan, along with the coupon payment and a premium of 0.5% on the nominal amount was fully prepaid.

During the years ended December 31, 2023 and 2024, the interest expense incurred amounted to $2,962 and $2,688.0, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income.

D. Annual Repayments of total long-term debt.

The annual repayments under the Term Loans and Other Financing Arrangements after December 31, 2025, are in the aggregate as follows:

Year ending December 31	Amount
2026	$270,754
2027	281,189
2028	185,596
2029	235,840
2030	421,263
2031 and thereafter	128,337
Total	$1,522,979

The interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as of December 31, 2023, 2024 and 2025, was in the range 2.99% - 9.00%, 2.99% - 6.63% and 2.99% - 5.88%, respectively. The weighted average interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as of December 31, 2023, 2024 and 2025, was 4.7%, 4.7% and 4.8%, respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps / caps (discussed in Notes 17 and 19) and capitalized interest for the years ended December 31, 2023, 2024 and 2025, amounted to $107,842, $95,693 and $79,799, respectively. In 2025, an amount of $466 is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of December 31, 2025.

E. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note 11) are as follows:

Balance, January 1, 2024	$16,561
Additions	1,306
Amortization and write-off	(6,471)
Balance, December 31, 2024	$11,396
Additions	3,022
Amortization and write-off	(6,277)
Balance, December 31, 2025	$8,141
Less: Current portion of financing costs	(2,623)
Financing costs, non-current portion	$5,518

Financing costs represent legal fees and fees paid to the lenders for the arrangement of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of income (Note 17).